SCHEDULE I - Parent Company Information - Condensed Statements of Comprehensive Income (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2017	Sep. 29, 2016	Sep. 28, 2017	Sep. 29, 2016	Dec. 29, 2016	Dec. 31, 2015	Dec. 25, 2014
Condensed Financial Statements, Captions [Line Items]
Net income	$ 23,255	$ 14,219	$ 54,812	$ 26,332	$ 43,039	$ 26,807	$ 15,098
Other comprehensive loss-change in fair value of hedge instruments, net of tax	(121)	44	(887)	67	276	43	14
Total comprehensive income	$ 23,134	$ 14,263	$ 53,925	$ 26,399	43,315	26,850	15,112
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net income					43,039	26,807	15,098
Other comprehensive loss-change in fair value of hedge instruments, net of tax					276	43	14
Total comprehensive income					$ 43,315	$ 26,850	$ 15,112